Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Partnership Reportable Segement
Summarized financial information concerning the Partnership's reportable segments is shown in the following table:

	Texas	Louisiana	Oklahoma	Ohio River Valley	Corporate	Totals
	(In millions)
Year Ended December 31, 2014:
Sales to external customers	$284.3	$1,852.3	$14.8	$261.3	$—	$2,412.7
Sales to affiliates	782.9	73.2	304.0	—	(94.5)	1,065.6
Purchased gas, NGLs, condensate and crude oil	(490.9)	(1,754.2)	(142.5)	(201.4)	94.5	(2,494.5)
Operating expenses	(145.4)	(68.2)	(28.6)	(36.0)	—	(278.2)
Gain on litigation settlement	—	6.1	—	—	—	6.1
Gain on derivative activity	—	—	—	—	22.1	$22.1
Segment profit	$430.9	$109.2	$147.7	$23.9	$22.1	$733.8
Depreciation, amortization and impairments	$(125.9)	$(69.3)	$(49.4)	$(33.0)	$(2.7)	$(280.3)
Goodwill	$1,168.2	$786.8	$190.3	$112.5	$—	$2,257.8
Capital expenditures	$271.0	$273.1	$17.1	$153.0	$13.9	$728.1
Year Ended December 31, 2013:
Sales to external customers	$129.3	$—	$50.1	$—	$—	$179.4
Sales to affiliates	1,419.8	—	696.7	—	—	2,116.5
Purchased gas, NGLs, condensate and crude oil	(1,130.4)	—	(605.9)	—	—	(1,736.3)
Operating expenses	(121.2)	—	(35.0)	—	—	(156.2)
Segment profit	$297.5	$—	$105.9	$—	$—	$403.4
Depreciation, amortization and impairments	$(110.6)	$—	$(76.4)	$—	$—	$(187.0)
Goodwill	$325.4	$—	$76.3	$—	$—	$401.7
Capital expenditures	$147.0	$—	$66.1	$—	$—	$213.1
Year Ended December 31, 2012:
Sales to external customers	$124.4	$—	$29.5	$—	$—	$153.9
Sales to affiliates	1,232.8	—	521.1	—	—	1,753.9
Purchased gas, NGLs, condensate and crude oil	(983.3)	—	(444.8)	—	—	(1,428.1)
Operating expenses	(119.8)	—	(30.1)	—	—	(149.9)
Segment profit	$254.1	$—	$75.7	$—	$—	$329.8
Depreciation, amortization and impairments	$(98.3)	$—	$(63.5)	$—	$—	$(161.8)
Goodwill	$325.4	$—	$76.3	$—	$—	$401.7
Capital expenditures	$142.4	$—	$209.3	$—	$—	$351.7

The table below represents information about segment assets as of December 31, 2014 and 2013 (in millions):

	Years Ended December 31,
Segment Identifiable Assets:	2014	2013
Texas	$3,302.9	$1,460.0
Louisiana	3,316.5	—
Oklahoma	892.8	777.1
Ohio River Valley	762.5	—
Corporate	318.0	72.7
Total identifiable assets	$8,592.7	$2,309.8

Segment Table reconciliation to Condensed Consolidated Financial Statement
The following table reconciles the segment profits reported above to the operating income as reported in the consolidated statements of operations (in millions):

	Years Ended December 31,
	2014	2013	2012
Segment profits	$733.8	$403.4	$329.8
General and administrative expenses	(94.5)	(45.1)	(41.7)
Depreciation, amortization and impairments	(280.3)	(187.0)	(161.8)
Gain on sale of property	0.1	—	—
Operating income	$359.1	$171.3	$126.3